Derivatives (Derivatives Associated with Capital Markets Trading Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 1,786,532	$ 1,447,895
Assets	76,980	128,832
Liabilities	11,214	949
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,786,532	1,447,895
Assets	11,214	949
Liabilities	76,980	128,832
Put Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	5,000
Assets	9
Liabilities	0
Forwards And Futures Purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,278,331	1,578,656
Assets	2,489	323
Liabilities	824	1,920
Forwards And Futures Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,445,656	2,023,687
Assets	531	1,527
Liabilities	$ 3,519	$ 600